Supplemental information on statement of cash flows (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental Information On Statement Of Cash Flows
Cash and cash equivalents in statements of financial position	$ 10,467	$ 11,711
Cash and cash equivalents classified as assets held for sale (note 30)	13	14
Cash and cash equivalents at the beginning of the period	10,480,000,000	11,725,000,000
Total cash and cash equivalents	7,996,000,000	10,467,000,000
Cash and cash equivalents classified as assets held for sale (note 30)		13
Cash and cash equivalents at the end of the period	$ 7,996,000,000	$ 10,480,000,000